Consolidated Unaudited Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Research and development expenses, net	$ (335)	$ (8,151)
General and administrative expenses	(6,484)	(2,762)
Impairment of fixed assets		(1,364)
Operating loss	(6,819)	(12,277)
Finance Income , net	507	957
Loss before income tax	(6,312)	(11,320)
Net loss for the period	$ (6,312)	$ (11,320)
Loss per share:
Net loss per ordinary share basic (in Dollars per share)	$ (1.08)	$ 1.94
Net loss per ordinary share - Diluted (in Dollars per share)	$ (1.08)	$ 1.94
Weighted average number of ordinary shares outstanding - basic (in Shares)	5,850,799	5,847,392
Weighted average number of ordinary shares outstanding - Diluted (in Shares)	5,850,799	5,847,392